Leases	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Leases

Note 15. Leases

As part of the Restructuring Plan in the third quarter of 2022 (refer to Note 18 - Restructuring), the Company decided not to use two leased facilities in its operations and intends to sublease the vacant space to recover a portion of the total lease costs. The Company’s decision to not use the leased facilities triggered an impairment assessment and the related ROU assets and leasehold improvements became their own asset group. The impairment analysis evaluated the present value of net cash flows under the original lease and the estimated cash flows under estimated subleases to identify any impairment amount. The impairment assessment considered all industry and economic factors such as rental rates, interest rates, and recent real estate activities to estimate the net cash flows analysis and impairment amount. During 2023, the Company continued to reassess the remaining ROU assets and leasehold improvements associated with the leased facilities that remained vacant.

The above assessments resulted in the Company recording an impairment charge of $1.3 million and $16.3 million during the years ended December 31, 2023 and 2022, respectively, which was recorded in impairment and restructuring on the Consolidated Statements of Operations. For the years ended December 31, 2023 and 2022, impairment charges included $1.1 million and $12.0 million impairment of ROU assets, respectively. For the related leasehold improvements, during the year ended December 31, 2023, impairment charges were not material and for the year ended December 31, 2022 impairment charges were $4.3 million. After recording impairments for the year ended December 31, 2023 and 2022, the carrying value of ROU assets and related leasehold improvements for facilities not being used were $10.1 million and $12.8 million, respectively.

There were no ROU asset or leasehold improvement impairments recorded in 2021.

The components of the lease costs and supplemental cash flow information relating to the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease cost	$5,209	$5,488	$2,726
Short-term and variable lease cost	3,996	3,417	2,699
Total lease cost	$9,205	$8,905	$5,425

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$8,935	$6,539
Operating ROU assets obtained in exchange for lease obligations	$—	$22,494
Weighted average remaining lease term - operating leases (years)	6.8	7.8
Weighted average discount rate - operating leases	7.86%	7.83%

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2023
2024	$7,094
2025	7,254
2026	7,408
2027	7,641
2028	7,880
Thereafter	15,741
Total lease payments	$53,018
Less: imputed interest	(11,554)
Total operating lease liabilities	$41,464

Operating lease balances presented on the Consolidated Balance Sheets were as follows (in thousands):

As of December 31, 2023
Operating lease ROU assets	$18,251

Operating lease liabilities	$4,241
Operating lease liabilities, net of current portion	37,223
Total operating lease liabilities	$41,464